THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       FEBRUARY 9, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT,
            FOR WHICH A REQUEST FOR CONFIDENTIAL TREATMENT WAS FILED,
           BUT FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED
                     OR THE TRANSACTION HAS BEEN COMPLETED.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Stark Offshore Management, LLC
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel J. McNally
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

  /s/ Daniel J. McNally      St. Francis, Wisconsin        May 3, 2007
--------------------------   ----------------------   ----------------------
       (Signature)               (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         7

Form 13F Information Table Value Total:         $599,671 (thousands)

List of Other Included Managers:                None


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                                                         FORM 13F INFORMATION TABLE
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     Column 1      Column 2   Column 3     Column 4            Column 5           Column 6    Column 7            Column 8
                   Title of     CUSIP        Value     Shrs or     SH/    Put/   Investment    Other          Voting Authority
                    Class                  (X$1000)    Prn Amt     PRN    Call   Discretion   Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Sole      Shared   None
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Advo Inc.           Common    007585102     $41,090   1,260,428    SH               Sole                  1,260,428
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Univision
Communications
Inc.                Common    914906102    $305,176   8,615,937    SH               Sole                  8,615,937
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Co.    Common    717265102    $158,030   1,320,000    SH               Sole                  1,320,000
------------------------------------------------------------------------------------------------------------------------------------
MacDermid Inc.      Common    554273102      $8,731     256,054    SH               Sole                    256,054
------------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp   Common    90333H101     $17,883   1,164,237    SH               Sole                  1,164,237
------------------------------------------------------------------------------------------------------------------------------------
Mills Corp          Common    601148109     $56,601   2,830,061    SH               Sole                  2,830,061
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KeySpan Corp        Common    49337W100     $12,160     295,300    SH               Sole                    295,300
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